Business Combinations (Tables)	12 Months Ended
Dec. 31, 2022
Share purchase agreement [Member]
Business Combinations (Tables) [Line Items]
Schedule of estimated fair values of the assets acquired and liabilities
Net liabilities, excluding $1,548 of cash acquired	$(2,762)
Intangible assets, net of deferred tax liabilities	7,445
Goodwill	15,261
Total assets acquired	$19,944

Goodkind Group, LLC [Member]
Business Combinations (Tables) [Line Items]
Schedule of estimated fair values of the assets acquired and liabilities
Net assets, excluding $147 of cash acquired	$3,177
Customer relationships, net of deferred tax liabilities	3,901
Goodwill	4,404
Total assets acquired	$11,482

IT professional services [Member]
Business Combinations (Tables) [Line Items]
Schedule of estimated fair values of the assets acquired and liabilities
Net assets, excluding $447 of cash acquired	$120
Customer relationships, net of deferred tax liabilities	1,054
Goodwill	1,807
Total assets acquired	$2,981

Asset Purchase Agreements [Member]
Business Combinations (Tables) [Line Items]
Schedule of estimated fair values of the assets acquired and liabilities
Net liabilities	(308)
Customer relationships, net of deferred tax liabilities	1,163
Goodwill	898
Total assets acquired	$1,753

EnableIT, LLC [Member]
Business Combinations (Tables) [Line Items]
Schedule of estimated fair values of the assets acquired and liabilities
Net liabilities, excluding $42 of cash acquired	$(34)
Customer relationships, net of deferred tax liability	1,833
Goodwill	4,101
Total assets acquired	$5,900

Menarva Ltd [Member]
Business Combinations (Tables) [Line Items]
Schedule of estimated fair values of the assets acquired and liabilities
Net liabilities, excluding $90 of cash acquired	$(70)
Customer relationships, net of deferred tax liability	2,098
Goodwill	3,477
Total assets acquired	$5,505

Y.G. Soft IT Ltd [Member]
Business Combinations (Tables) [Line Items]
Schedule of estimated fair values of the assets acquired and liabilities
Net liabilities, excluding $402 cash acquired	$(402)
Customer relationships, net of deferred tax liability	886
Redeemable non-controlling interests	(719)
Goodwill	967
Total assets acquired	$732